Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Class A, Class C, Class IR, Class R and Class T Shares of the

Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”)

Supplement dated September 8, 2017 to the

Prospectus, Summary Prospectus (“Prospectuses”) and Statement of Additional Information (“SAI”), each dated February 28, 2017, as supplemented to date

At a meeting held on August 8-9, 2017, the Board of Trustees of Goldman Sachs Trust II approved a change to the transfer agency fees for Class A, Class C, Class IR, Class R and Class T Shares of the Fund.

Effective October 8, 2017, the Fund’s Prospectuses and SAI are revised as follows:

The “Service Providers—Distributor and Transfer Agent” section of the Fund’s Prospectus and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Fund’s SAI are revised to reflect that Goldman Sachs & Co. LLC, as the Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to Class A, Class C, Class IR, Class R and Class T Shares of the Fund.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Class A, Class C, Class IR, Class R and Class T Shares of the

Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”)

Supplement dated September 8, 2017 to the

Prospectus, Summary Prospectus (“Prospectuses”) and Statement of Additional Information (“SAI”), each dated February 28, 2017, as supplemented to date

At a meeting held on August 8-9, 2017, the Board of Trustees of Goldman Sachs Trust II approved a change to the transfer agency fees for Class A, Class C, Class IR, Class R and Class T Shares of the Fund.

Effective October 8, 2017, the Fund’s Prospectuses and SAI are revised as follows:

The “Service Providers—Distributor and Transfer Agent” section of the Fund’s Prospectus and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Fund’s SAI are revised to reflect that Goldman Sachs & Co. LLC, as the Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to Class A, Class C, Class IR, Class R and Class T Shares of the Fund.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.